Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2024
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Other Current Assets [Line Items]
Summary of other current assets
Other current assets consist of the following as of September 30, 2024, and December 31, 2023:

	$		$
	Unaudited September 30, 2024		December 31, 2023
Employee Retention Tax Credit		$214,699		$334,443
Clinical trial refund		144,634		—
Other current assets		188,117		159,326

		$547,450		$493,769